Cost of Revenues - Schedule of Cost of Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cost of Revenue [Abstract]
Content-related costs	¥ 513,735	$ 80,616	¥ 571,516	¥ 451,212
Bandwidth and IDC fees	105,343	16,531	113,858	106,146
Tax surcharges	39,240	6,158	96,958	189,935
Depreciation and amortization expenses	23,406	3,673	29,889	31,169
Others	366,168	57,459	148,949	181,830
Cost of revenues	¥ 1,047,892	$ 164,437	¥ 961,170	¥ 960,292